SCHEDULE OF AVERAGE PRICES (Details) - $ / Boe	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Average crude oil price per Bbl	76.48	77.61	96.94